Financial instruments - Additional Information (Details) - USD ($) $ in Millions	Jun. 30, 2026	Dec. 31, 2025	Jun. 30, 2025
Disclosure of detailed information about financial instruments [line items]
Financial assets	$ 10,477	$ 9,493
Listed equity shares
Disclosure of detailed information about financial instruments [line items]
Financial assets	$ 25		$ 22